January 27, 2016

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Quantitative Funds (the Trust) File No. 33-08553

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo
Senior Counsel
The Vanguard Group, Inc.

cc:	Asen Parachkevov
U.S.	Securities & Exchange Commission